Capital management (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Capital Structure

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Loans and borrowings (current and non-current)	2,341,432	2,540,294	357,607
Lease liabilities (current and non-current)	59,641	49,281	6,938
Trade and other liabilities (current and non-current)	8,374,724	9,475,529	1,333,905
Less: Cash and bank balances	(4,850,743)	(6,039,471)	(850,199)

Net debts	5,925,054	6,025,633	848,251
Equity attributable to equity holders of the Company	9,008,946	9,226,528	1,298,853

Total capital and net debts	14,934,000	15,252,161	2,147,104